Nature of Operations	12 Months Ended
Dec. 31, 2022
Disclosure Of Notes And Other Explanatory Information [Abstract]
Nature of Operations	Nature of Operations
Oncolytics Biotech Inc. was incorporated on April 2, 1998, under the Business Corporations Act (Alberta) as 779738 Alberta Ltd. On April 8, 1998, we changed our name to Oncolytics Biotech Inc. We are a limited company incorporated and domiciled in Canada. Our shares are publicly traded on the Nasdaq Capital Market and the Toronto Stock Exchange. Our principal place of business is located at 804, 322 11th Avenue S.W., Calgary, Alberta, Canada.
We are a clinical-stage biopharmaceutical company developing pelareorep, a safe and well-tolerated intravenously delivered immunotherapeutic agent that activates the innate and adaptive immune systems and weakens tumor defense mechanisms. This improves the ability of the immune system to fight cancer, making tumors more susceptible to a broad range of oncology treatments. Our primary focus is to advance our programs in hormone receptor-positive / human epidermal growth factor 2-negative (HR+/HER2-) metastatic breast cancer and advanced/metastatic pancreatic ductal adenocarcinoma to phase 3 licensure-enabling studies. In addition, we are exploring opportunities for registrational programs in gastrointestinal cancers through our GOBLET platform study.
We have not been profitable since our inception and expect to continue to incur substantial losses as we continue our research and development efforts. As at December 31, 2022, we had an accumulated deficit of $418,251. We do not expect to generate significant revenues until and unless pelareorep becomes commercially viable. To date, we have funded our operations mainly through the issuance of additional capital via public offerings, equity distribution arrangements, and the exercise of warrants and stock options. There can be no assurance that we will be able to raise additional funds through the sale of our common shares. Failure to raise additional capital would have a material adverse impact on our business, results of operations, and financial condition. As at December 31, 2022, we had cash and cash equivalents and marketable securities of $32,138. We believe we have sufficient existing cash resources to fund our presently planned operations for at least the next twelve months.